Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Long-term Debt
Long-term debt is as follows:

$ in millions	Interest Rate	Due	September 30, 2025	December 31, 2024
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	140.0
First Mortgage Bonds	5.70%	2033	107.5	107.5
First Mortgage Bonds	5.19%	2033	100.0	100.0
First Mortgage Bonds	4.55%	2030	375.0	—
First Mortgage Bonds	5.49%	2028	92.5	92.5
Tax-exempt First Mortgage Bonds (a)	4.25%	2027	100.0	100.0
Tax-exempt First Mortgage Bonds (b)	4.00%	2027	40.0	40.0
U.S. Government note	4.20%	2061	16.5	16.6
Unamortized deferred financing costs			(9.6)	(6.6)
Unamortized debt discounts			(2.5)	(2.1)

$ in millions	Interest Rate	Due	September 30, 2025	December 31, 2024
Total long-term debt			1,384.4	1,012.9
Less: current portion			(0.2)	(0.2)

Long-term debt, net of current portion			$1,384.2	$1,012.7

(a)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of November 1, 2040 but are subject to a mandatory put in June 2027.

(b)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of January 1, 2034 but are subject to a mandatory put in June 2027.

Long-term debt is as follows:

$ in millions	Interest Rate	Maturity	December 31, 2024	December 31, 2023
First Mortgage Bonds	3.95%	2049	$425.0	$425.0
First Mortgage Bonds	3.20%	2040	140.0	140.0
First Mortgage Bonds	5.70%	2033	107.5	107.5
First Mortgage Bonds	5.19%	2033	100.0	100.0
First Mortgage Bonds	5.49%	2028	92.5	92.5
Tax-exempt First Mortgage Bonds (a)	4.25%	2027	100.0	100.0
Tax-exempt First Mortgage Bonds (b)	4.00%	2027	40.0	40.0
U.S. Government note	4.20%	2061	16.6	16.8
Unamortized deferred financing costs			(6.6)	(7.1)
Unamortized debt discounts			(2.1)	(2.2)

Total long-term debt			1,012.9	1,012.5
Less: current portion			(0.2)	(0.2)

Long-term debt, net of current portion			$1,012.7	$1,012.3

(a)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of November 1, 2040 but are subject to a mandatory put in June 2027.

(b)
First mortgage bonds issued to the OAQDA, to secure the loan of proceeds from tax-exempt
bonds issued by the OAQDA. The bonds have a final maturity date of January 1, 2034 but are subject to a mandatory put in June 2027.

Long-term Debt Maturities
At December 31, 2024, maturities of long-term debt are summarized as follows:

Due during the years ending December 31,
$ in millions
2025	$0.2
2026	0.2
2027	140.2
2028	92.7
2029	0.2
Thereafter	788.1

1,021.6
Unamortized debt discounts	(6.6)
Deferred financing costs, net	(2.1)

Total long-term debt	$1,012.9